Share-Based Compensation (Details) - Schedule of Restricted Stock Units Granted Under the 2019 Plan - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Restricted Stock Units Granted Under the 2019 Plan [Line Items]
Number of shares, Nonvested at beginning of period	571,460	114,329	621,135	157,560
Weighted average grant date fair value, Nonvested at beginning of period	$ 2.65	$ 9.97	$ 3.14	$ 10.02
Number of shares, Granted
Weighted average grant date fair value, Granted
Number of shares, Vested	(3,444)	(3,438)	(44,050)	(46,544)
Weighted average grant date fair value, Vested	$ 10.28	$ 10.28	$ 9.9	$ 10.15
Number of shares, Forfeited	(5,757)	(313)	(14,826)	(438)
Weighted average grant date fair value, Forfeited	$ 3.87	$ 14.67	$ 3.64	$ 14.67
Number of shares, Nonvested at end of period	562,259	110,578	562,259	110,578
Weighted average grant date fair value, Nonvested at end of period	$ 2.59	$ 9.95	$ 2.59	$ 9.95